Stock Compensation Plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Compensation Plans	STOCK COMPENSATION PLANS
The Company has various equity plans under which its officers, senior management, other key employees and Board of Directors may be granted options to purchase IFF common stock or other forms of stock-based awards. Beginning in 2004, the Company granted Restricted Stock Units (“RSUs”) as the principal element of its equity compensation for all eligible U.S.-based employees and a majority of eligible overseas employees. Vesting of the RSUs is solely time based; the vesting period is primarily 3 years from date of grant. For a small group of employees, primarily overseas, the Company granted stock options prior to 2008.
The cost of all employee stock-based awards are principally recognized on a straight-line attribution basis over their respective vesting periods, net of estimated forfeitures. Total stock-based compensation expense included in the Consolidated Statement of Income and Comprehensive Income was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Equity-based awards	$34,482	$29,401	$26,567
Liability-based awards	4,128	2,517	6,014
Total stock-based compensation	38,610	31,918	32,581
Less tax benefit	(7,305)	(6,556)	(5,659)
Total stock-based compensation, net of tax	$31,305	$25,362	$26,922

The shareholders of the Company approved the Company’s 2015 Stock Award and Incentive Plan (the “2015 Plan”) on May 6, 2015. The 2015 Plan replaced the Company’s 2010 Stock Award and Incentive Plan (the “2010 Plan”) and provides the source for future deferrals of cash into deferred stock under the Company’s Deferred Compensation Plan (with the Deferred Compensation Plan being deemed a subplan under the 2015 Plan for the sole purpose of funding deferrals under the IFF Share Fund).
Under the 2015 Plan, a total of 1,500,000 shares are authorized for issuance in addition to 1,552,694 shares remaining available under the 2010 plan that were rolled into the 2015 Plan. At December 31, 2019, 928,326 shares were subject to outstanding awards and 1,461,768 shares remained available for future awards under all of the Company’s equity award plans, including the 2015 Plan (excluding shares not yet issued under open cycles of the Company’s Long-Term Incentive Plan).
The Company offers a Long-Term Incentive Plan (“LTIP”) for senior management. The targeted payout is 50% cash and 50% IFF common stock at the end of the three-year cycle and provides for segmentation in which one-fourth of the award vests during each twelve-month period, with the final one-fourth segment vesting over the full three-year period.
Up to and including the 2018-2020 cycle, the LTIP awards were earned based upon the achievement of: (i) defined Economic Profit ("EP") targets (representing one-third of the award value), and (ii) the Company's performance ranking of Total Shareholder Return as a percentile of the S&P 500 ("Relative TSR") (representing two-thirds of the award value). Beginning with the 2019-2021 cycle the LTIP awards are earned based upon the achievement of: (i) Relative TSR targets (now representing one-half of the award value), and (ii) the Company's achievement of a defined Leverage Ratio (representing one-half of the award value).
EP measures operating profitability after considering (i) all operating costs, (ii) income taxes and (iii) a charge for the capital employed in the business. The Leverage Ratio measures Net debt as compared to a measure profitability. When the award is granted, 50% of the target dollar value of the award is converted to a number of “notional” shares based on the closing price at the beginning of the cycle. For those shares whose payout is based on Relative TSR, compensation expense is recognized using a graded-vesting attribution method, while compensation expense for the remainder of the performance shares (EP or Leverage Ratio targets for the applicable cycle) is recognized on a straight-line basis over the vesting period based on the probable outcome of the performance condition.
The 2015-2017 cycle concluded at the end of 2017 and an aggregate 46,091 shares of common stock were issued in March 2017. The 2016-2018 cycle concluded at the end of 2018 and an aggregate 25,394 shares of common stock were issued in March 2019. The 2017-2019 cycle concluded at the end of 2019 and an aggregate 14,579 shares of common stock will be issued in March 2020.
In 2006, the Board of Directors approved the Equity Choice Program (the “Program”) for senior management. This program continues under the 2015 Plan. Eligible employees can choose from among three equity alternatives and will be granted such equity awards up to certain dollar awards depending on the participant’s employment grade level. A participant may choose among (1) SSARs, (2) RSUs or (3) PRSUs.
SSARs and Options
SSARs are a contractual right to receive the value, in shares of Company stock, of the appreciation in our stock price from the grant date to the date the SSARs are exercised by the participant. SSARs granted become exercisable on the third anniversary of the grant date and have a maximum term of 7 years. SSARs do not require a financial investment by the SSARs grantee. No SSARs were granted in 2017. Stock options require the participant to pay the exercise price at the time they exercise their stock options. No stock options were granted in 2019, 2018 or 2017.
SSARs and options activity was as follows:

(SHARE AMOUNTS IN THOUSANDS)	Shares Subject to SSARs/Options	Weighted Average Exercise Price	SSARs/ Options Exercisable
December 31, 2018	12	$117.21	4
Granted	6	137.82
Exercised	(3)	60.39
Canceled	—	—
December 31, 2019	15	$138.73	1

The weighted average exercise price of SSARs and options exercisable at December 31, 2019, 2018 and 2017 were $118.10, $64.96 and $60.39, respectively.
SSARs and options outstanding at December 31, 2019 was as follows:

Price Range	Number Outstanding (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Over $115	15	5.68	$138.73	$—

SSARs and options exercisable as of December 31, 2019 was as follows:

Price Range	Number Exercisable (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Over $115	1	2.34	$118.10	$2

The total intrinsic value of options/SSARs exercised during 2019, 2018 and 2017 totaled $0.2 million, $0.1 million and $1.2 million, respectively.
As of December 31, 2019, there was $0.3 million of total unrecognized compensation cost related to non-vested SSARs granted; such cost is expected to be recognized over a period of 1.8 years.
Restricted Stock Units
The Company has granted RSUs to eligible employees and members of the Board of Directors. Such RSUs are subject to forfeiture if certain conditions are not met. RSUs principally vest 100% at the end of 3 years and contain no performance criteria provisions. An RSU’s fair value is calculated based on the market price of the Company's stock at date of grant, with an adjustment to reflect the fact that such awards do not participate in dividend rights. The aggregate fair value is amortized to expense ratably over the vesting period.
RSU activity was as follows:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value Per Share
December 31, 2018	448	$125.99
Granted	230	128.98
Vested	(164)	116.80
Forfeited	(17)	130.85
December 31, 2019	497	$130.24

The total fair value of RSUs that vested during the year ended December 31, 2019 was $22.4 million.
As of December 31, 2019, there was $27.8 million of total unrecognized compensation cost related to non-vested RSUs granted under the equity incentive plans; such cost is expected to be recognized over a weighted average period of 1.8 years.
Purchased Restricted Stock and Purchased Restricted Stock Units
In 2014, the grant of awards under the Equity Choice program provided for eligible employees to purchase restricted shares of IFF common stock and deposit them into an escrow account. For each share deposited in escrow by the eligible employee, the Company matched with a grant of a share of restricted stock or, for non-U.S. participants, a restricted stock unit. The shares of restricted stock and restricted stock units generally vest on the third anniversary of the grant date, are subject to continued employment and other specified conditions, and pay dividends if and when paid by the Company. Holders of restricted stock have, in most instances, all of the rights of stockholders, except that they may not sell, assign, pledge or otherwise encumber such shares. The PRSUs provide no such rights. During 2015, the Company modified the program so that all participants, including U.S. participants, began to receive a restricted stock unit instead of a share of restricted stock. Restricted stock units pay dividend equivalents and do not have voting rights.
The following table summarizes the Company's PRSU activity for the years ended December 31, 2019, 2018 and 2017:

(DOLLARS IN MILLIONS)	Issued Shares	Aggregate Purchase Price	Covered Shares
2019	61,991	$8.5	30,996
2018	66,674	9.3	33,337
2017	41,801	5.8	20,901
PRSU activity was as follows:

(SHARE AMOUNTS IN THOUSANDS)	Number of Shares	Weighted Average Grant Date Fair Value Per Share
December 31, 2018	162	$132.96
Granted	62	137.82
Vested	(54)	119.81
Forfeited	(2)	138.97
December 31, 2019	168	$138.96

The total fair value of PRSUs that vested during the year ended December 31, 2019 was $7.1 million.
As of December 31, 2019, there was $10.7 million of total unrecognized compensation cost related to non-vested PRSUs granted under the equity incentive plans; such cost is expected to be recognized over a weighted average period of 1.8 years.
Liability Awards
The Company has granted cash-settled RSUs ("Cash RSUs") to eligible employees that are paid out 100% in cash upon vesting. Such RSUs are subject to forfeiture if certain conditions are not met. Cash RSUs principally vest 100% at the end of three years and contain no performance criteria provisions. A Cash RSU's fair value is calculated based on the market price of the Company's stock at the date of the closing period and is accounted for as a liability award. The aggregate fair value is amortized to expense ratably over the vesting period.
Cash RSU activity was as follows:

(SHARE AMOUNTS IN THOUSANDS)	Cash RSUs	Weighted Average Fair Value Per Share
December 31, 2018	92	$132.23
Granted	37	126.35
Vested	(32)	134.68
Forfeited	(2)	132.32
December 31, 2019	95	$126.35

The total fair value of Cash RSUs that vested during the year ended December 31, 2019 was $4.4 million.
As of December 31, 2019, there was $5.2 million of total unrecognized compensation cost related to non-vested Cash RSUs granted under the equity incentive plans; such cost is expected to be recognized over a weighted average period of 1.8 years. The aggregate compensation cost will be adjusted based on changes in the Company’s stock price.